Share capital and reserves - Pre-Funded Warrants (Details) - $ / shares			12 Months Ended
	Oct. 07, 2022	Oct. 07, 2021	Dec. 31, 2023	Dec. 31, 2022
Share capital and reserves
Number of warrants granted		555,555
Exercise price at beginning			$ 22.31
Exercise price granted	$ 10.98
Pre-Funded Warrants
Share capital and reserves
Number of warrants balance at beginning			328,777
Number of warrants granted			400,000
Exercise price granted	$ 0.0009
Exercise price at beginning			$ 0.0009
Exercise price granted			$ 0.0009
Number of warrant exercised			(328,777)
Number of warrants balance at ending				328,777
Finders’ Warrants [Member]
Share capital and reserves
Number of warrants balance at beginning			50,298	22,521
Exercise price balance at beginning				$ 39.61
Number of warrants granted				27,777
Exercise price granted				$ 10.98
Number of warrants balance at ending				50,298
Exercise price balance at ending				$ 23.89